Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 28, 2017
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Investor, Class R, Class R6, and Class T Shares of the

Goldman Sachs Dynamic Allocation Fund

(the “Fund”)

Supplement dated August 31, 2017 to the

Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), each dated April 28, 2017, each as supplemented to date

At a meeting held on August 16-17, 2017, the Board of Trustees of the Goldman Sachs Trust approved certain changes to the Fund’s name, investment objective, and principal investment strategy. The Fund’s Investment Adviser also proposed changes to the Fund’s portfolio managers in light of these changes.

Accordingly, after the close of business on October 30, 2017, the Fund’s Prospectus, Summary Prospectus and SAI are revised as follows:

All references in the Prospectus, Summary Prospectus and SAI to the “Goldman Sachs Dynamic Allocation Fund” are replaced with “Goldman Sachs Alternative Premia Fund.”

Under the “Goldman Sachs Dynamic Allocation Fund—Summary—Investment Objective” in the Prospectus, the paragraph is replaced with the following:

The Goldman Sachs Alternative Premia Fund (the “Fund”) seeks long-term absolute return.

Under the “Investment Objective” in the Summary Prospectus, the paragraph is replaced with the following:

The Fund seeks long-term absolute return.

The following replaces in its entirety the “Goldman Sachs Dynamic Allocation Fund—Summary—Principal Strategy” section in the Prospectus and “Principal Strategy” section in the Summary Prospectus:

The Fund seeks to provide exposure to a diversified range of alternative investment strategies (“Alternative Risk Premia”) using both long and short positions within a variety of asset classes. The Fund seeks to maintain a consistent level of volatility over the long term.

Alternative Risk Premia are multi-asset, quantitatively-driven investment strategies that seek to capture diversified sources of returns. Alternative Risk Premia may be classified into certain styles, including “carry”, “value”, “momentum”, and “structural.” Carry styles seek to capitalize on the tendency for higher yielding assets to outperform lower yielding assets. Value styles seek to take advantage of the tendency for assets with low or high market prices to revert to their fundamental valuation. Momentum styles seek to exploit the tendency for recent relative price movements to continue in the near future.

Structural styles seek to profit from anomalies or mispricing present in the market. Alternative Risk Premia aim to generate returns by providing compensation for identified risks or by taking advantage of structural trading imbalances in certain markets.

The Investment Adviser will allocate to Alternative Risk Premia across a range of asset classes, which may include equities, fixed income, credit, currencies, and commodities. Exposure to these asset classes may be implemented directly or indirectly by investing in (i) global equity and fixed income securities; (ii) unaffiliated investment companies, including exchange-traded funds (“ETFs”); (iii) affiliated investment companies, including ETFs, that currently exist or that may become available for investment in the future for which Goldman Sachs Asset Management, L.P. or an affiliate now or in the future acts as investment adviser or principal underwriter; (iv) derivative instruments, including foreign exchange forward contracts, options, futures contracts and options and swaps on futures contracts, credit, currency, index, interest rate, and total return swaps; and (iv) structured securities.

Investment in the Subsidiary.  The Fund may gain exposure to the commodities markets by investing in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Cayman Commodity – AP, Ltd. (the “AP Subsidiary”). The AP Subsidiary is advised by the Investment Adviser and seeks to gain commodities exposure.

The Fund may invest up to 25% of its total assets in the AP Subsidiary. The AP Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Commodity-linked swaps are derivative instruments whereby the cash flows agreed upon between counterparties are dependent upon the price of the underlying commodity or commodity index over the life of the swap. Commodity futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of, or economic exposure to the price of, a commodity or a specified basket of commodities at a future time. The value of these commodity-linked derivatives will rise and fall in response to changes in the underlying commodity or commodity index. Commodity-linked derivatives expose the AP Subsidiary and the Fund economically to movements in commodity prices. Such instruments may be leveraged so that small changes in the underlying commodity prices would result in disproportionate changes in the value of the instrument. Neither the Fund nor the AP Subsidiary invests directly in physical commodities. The AP Subsidiary may also invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).

THE FUND IS “NON-DIVERSIFIED” UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (“INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.

The Fund’s benchmark index is the Bank of America Merrill Lynch USD LIBOR Three-Month Constant Maturity Index.

In the “Goldman Sachs Dynamic Allocation Fund—Summary—Principal Risks of the Fund” section in the Prospectus and “Principal Risks of the Fund” section in the Summary Prospectus, “Treasury Inflation Protected Securities Risk” is removed in its entirety. In addition, the following risks are added:

Counterparty Risk.  Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with OTC transactions. Therefore, in those instances in which the Fund enters into OTC transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses.

Market Risk.  The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Mid-Cap and Small-Cap Risk.  Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Non-Hedging Foreign Currency Trading Risk.  The Fund may engage in forward foreign currency transactions for both hedging and non-hedging purposes. The Investment Adviser may purchase or sell foreign currencies through the use of forward contracts based on the Investment Adviser’s judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the Investment Adviser seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from that anticipated by the Investment Adviser may produce significant losses to the Fund. Some of these transactions may also be subject to interest rate risk.

The following replaces in its entirety the first paragraph under the “Goldman Sachs Dynamic Allocation Fund—Summary—Performance” section in the Prospectus and “Performance” section in the Summary Prospectus:

The bar chart below and table on the following page provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares compare to those of broad-based securities market indices. Prior to October 30, 2017, the Fund had been known as the Goldman Sachs Dynamic Allocation Fund. As of this date, certain changes were made to the Fund’s investment objective and strategies. Performance information prior to this date reflects the Fund’s former investment objective and strategies. As a result, the Fund’s performance may differ substantially from the performance information shown below for the period prior to October 30, 2017. In addition, effective October 31, 2017, the Fund’s benchmark changed from the Bank of America Merrill Lynch USD LIBOR One-Month Constant Maturity Index to the Bank of America Merrill Lynch USD LIBOR Three-Month Constant Maturity Index. The Investment Adviser believes that the Bank of America Merrill Lynch USD LIBOR Three-Month Constant Maturity Index is a more appropriate benchmark against which to measure the performance of the Fund. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

Goldman Sachs Dynamic Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Investor, Class R, Class R6, and Class T Shares of the

Goldman Sachs Dynamic Allocation Fund

(the “Fund”)

Supplement dated August 31, 2017 to the

Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), each dated April 28, 2017, each as supplemented to date

At a meeting held on August 16-17, 2017, the Board of Trustees of the Goldman Sachs Trust approved certain changes to the Fund’s name, investment objective, and principal investment strategy. The Fund’s Investment Adviser also proposed changes to the Fund’s portfolio managers in light of these changes.

Accordingly, after the close of business on October 30, 2017, the Fund’s Prospectus, Summary Prospectus and SAI are revised as follows:

All references in the Prospectus, Summary Prospectus and SAI to the “Goldman Sachs Dynamic Allocation Fund” are replaced with “Goldman Sachs Alternative Premia Fund.”

Under the “Goldman Sachs Dynamic Allocation Fund—Summary—Investment Objective” in the Prospectus, the paragraph is replaced with the following:

The Goldman Sachs Alternative Premia Fund (the “Fund”) seeks long-term absolute return.

Under the “Investment Objective” in the Summary Prospectus, the paragraph is replaced with the following:

The Fund seeks long-term absolute return.

The following replaces in its entirety the “Goldman Sachs Dynamic Allocation Fund—Summary—Principal Strategy” section in the Prospectus and “Principal Strategy” section in the Summary Prospectus:

The Fund seeks to provide exposure to a diversified range of alternative investment strategies (“Alternative Risk Premia”) using both long and short positions within a variety of asset classes. The Fund seeks to maintain a consistent level of volatility over the long term.

Alternative Risk Premia are multi-asset, quantitatively-driven investment strategies that seek to capture diversified sources of returns. Alternative Risk Premia may be classified into certain styles, including “carry”, “value”, “momentum”, and “structural.” Carry styles seek to capitalize on the tendency for higher yielding assets to outperform lower yielding assets. Value styles seek to take advantage of the tendency for assets with low or high market prices to revert to their fundamental valuation. Momentum styles seek to exploit the tendency for recent relative price movements to continue in the near future.

Structural styles seek to profit from anomalies or mispricing present in the market. Alternative Risk Premia aim to generate returns by providing compensation for identified risks or by taking advantage of structural trading imbalances in certain markets.

The Investment Adviser will allocate to Alternative Risk Premia across a range of asset classes, which may include equities, fixed income, credit, currencies, and commodities. Exposure to these asset classes may be implemented directly or indirectly by investing in (i) global equity and fixed income securities; (ii) unaffiliated investment companies, including exchange-traded funds (“ETFs”); (iii) affiliated investment companies, including ETFs, that currently exist or that may become available for investment in the future for which Goldman Sachs Asset Management, L.P. or an affiliate now or in the future acts as investment adviser or principal underwriter; (iv) derivative instruments, including foreign exchange forward contracts, options, futures contracts and options and swaps on futures contracts, credit, currency, index, interest rate, and total return swaps; and (iv) structured securities.

Investment in the Subsidiary.  The Fund may gain exposure to the commodities markets by investing in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Cayman Commodity – AP, Ltd. (the “AP Subsidiary”). The AP Subsidiary is advised by the Investment Adviser and seeks to gain commodities exposure.

The Fund may invest up to 25% of its total assets in the AP Subsidiary. The AP Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Commodity-linked swaps are derivative instruments whereby the cash flows agreed upon between counterparties are dependent upon the price of the underlying commodity or commodity index over the life of the swap. Commodity futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of, or economic exposure to the price of, a commodity or a specified basket of commodities at a future time. The value of these commodity-linked derivatives will rise and fall in response to changes in the underlying commodity or commodity index. Commodity-linked derivatives expose the AP Subsidiary and the Fund economically to movements in commodity prices. Such instruments may be leveraged so that small changes in the underlying commodity prices would result in disproportionate changes in the value of the instrument. Neither the Fund nor the AP Subsidiary invests directly in physical commodities. The AP Subsidiary may also invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).

THE FUND IS “NON-DIVERSIFIED” UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (“INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.

The Fund’s benchmark index is the Bank of America Merrill Lynch USD LIBOR Three-Month Constant Maturity Index.

In the “Goldman Sachs Dynamic Allocation Fund—Summary—Principal Risks of the Fund” section in the Prospectus and “Principal Risks of the Fund” section in the Summary Prospectus, “Treasury Inflation Protected Securities Risk” is removed in its entirety. In addition, the following risks are added:

Counterparty Risk.  Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with OTC transactions. Therefore, in those instances in which the Fund enters into OTC transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses.

Market Risk.  The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Mid-Cap and Small-Cap Risk.  Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Non-Hedging Foreign Currency Trading Risk.  The Fund may engage in forward foreign currency transactions for both hedging and non-hedging purposes. The Investment Adviser may purchase or sell foreign currencies through the use of forward contracts based on the Investment Adviser’s judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the Investment Adviser seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from that anticipated by the Investment Adviser may produce significant losses to the Fund. Some of these transactions may also be subject to interest rate risk.

The following replaces in its entirety the first paragraph under the “Goldman Sachs Dynamic Allocation Fund—Summary—Performance” section in the Prospectus and “Performance” section in the Summary Prospectus:

The bar chart below and table on the following page provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares compare to those of broad-based securities market indices. Prior to October 30, 2017, the Fund had been known as the Goldman Sachs Dynamic Allocation Fund. As of this date, certain changes were made to the Fund’s investment objective and strategies. Performance information prior to this date reflects the Fund’s former investment objective and strategies. As a result, the Fund’s performance may differ substantially from the performance information shown below for the period prior to October 30, 2017. In addition, effective October 31, 2017, the Fund’s benchmark changed from the Bank of America Merrill Lynch USD LIBOR One-Month Constant Maturity Index to the Bank of America Merrill Lynch USD LIBOR Three-Month Constant Maturity Index. The Investment Adviser believes that the Bank of America Merrill Lynch USD LIBOR Three-Month Constant Maturity Index is a more appropriate benchmark against which to measure the performance of the Fund. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.